October 30, 2023

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Symmetry Panoramic Trust

Post-Effective Amendment No. 8 to

Registration Statement on Form N-1A

1933 Act File No. 333-224164

1940 Act File No. 811-23334

Ladies and Gentlemen:

On behalf of Symmetry Panoramic Trust (the "Trust"), a Delaware statutory trust (the "Registrant"), we hereby enclose for filing with the Securities and Exchange Commission (the "Commission") pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 8 (the "Amendment") to the above-captioned Registration Statement, together with the exhibits indicated as being filed by amendment.

The Filing is made pursuant to Rule 485(a)(1) under the 1933 Act for the purposes of adding a new subadviser to the Symmetry Panoramic US Fixed Income Fund and Symmetry Panoramic Global Fixed Income Fund and to make certain other changes.

The Amendment contains (i) the facing page, (ii) the prospectus, (iii) the statement of additional information, (iv) Part C, (v) the signature page, and (vi) exhibits for the Registrant.

As indicated on the cover page of the Amendment, the Registrant has elected to have the Amendment become effective 60 days after filing, pursuant to Rule 485(a) under the 1933 Act.

If you have any questions or comments regarding the Filing, please do not hesitate to contact me at (610) 676-1125 or Mark C. Amorosi at K&L Gates at (202) 778-9351.

Very truly yours,

/s/ James Bernstein

James Bernstein